Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 11,247	$ 4,385	$ 5,163	$ 3,947
USD [Member]
Statement Line Items [Line Items]
Total cash and cash equivalents	10,758	4,279
Other currencies [Member]
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 489	$ 106